Fees Summary	Feb. 06, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,489,045,000.00
Previously Paid Amount	0.00
Total Fee Amount	205,637.11
Total Offset Amount	0.00
Net Fee	205,637.11
Narrative - Max Aggregate Offering Price	$ 1,489,045,000.00
Narrative - Max Aggregate Offering Amount | shares	1,500,000,000
Final Prospectus	true